Reserve table (Detail) - EUR (€) € in Thousands	Dec. 31, 2018	Dec. 31, 2017 [1]	Dec. 31, 2016
Other reserves [line items]
Legal reserve	€ 279	€ 279	€ 279
Retained earnings	(2,128)	(3,990)	(1,882)
Reserves	€ (1,849)	€ (3,711)	€ (1,603)

[1]	A * mark has been added next to the year 2017 in tables in the notes when the year has been impacted by the restatement.